Acquisitions (Other Acquisitions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 344,630		$ 312,968
Insignificant acquirees, both individually and in aggregate [Member]
Business Acquisition [Line Items]
Cash consideration	3,078	$ 23,013	28,028
Cash consideration, paid	1,776
Goodwill	$ 1,323	24,992	$ 24,410
Insignificant acquirees, both individually and in aggregate [Member] | Ordinary shares [Member]
Business Acquisition [Line Items]
Business acquisition, value of shares issuable		$ 7,864
Business acquisition, number of shares issuable		204,466